                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                               ----------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
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Address:   3148 Dumbarton Street, N.W.
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           Washington, D.C.   20007
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Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
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Title:     President
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Phone:     202 337-2070
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Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            October 8, 2007
---------------------     -------------------------        ---------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      57
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Form 13F Information Table Value Total:      $92,865
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                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                 FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER          CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
------------------------------  --------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  -----

Abbott Laboratories                COM    002824100      767     14300  SH          SOLE               13500            800
                                                         429      8000  SH          OTHER                              8000
American International Group       COM    026874107     2476     36600  SH          SOLE               34000           2600
                                                          68      1000  SH          OTHER                              1000
BP Amoco PLC                       COM    055622104      421      6074  SH          SOLE                5174            900
                                                         261      3760  SH          OTHER                              3760
Bank of New York Mellon Corp.      COM    064058100      266      6037  SH          SOLE                6037
Berkshire Hathaway Inc. Class      COM    084670207      383        97  SH          SOLE                  85             12
Bristol Myers Co.                  COM    110122108      219      7600  SH          SOLE                7600
Chevron Corp.                      COM    166764100      225      2400  SH          SOLE                2400
Cisco Systems                      COM    17275R102     4489    135500  SH          SOLE              129600           5900
Citigroup, Inc.                    COM    172967101      630     13505  SH          SOLE               13505
Coca Cola Co.                      COM    191216100     1776     30900  SH          SOLE               28400           2500
E. I. duPont de Nemours & Co.      COM    263534109     2022     40800  SH          SOLE               37800           3000
EMC Corp.                          COM    268648102     1579     75900  SH          SOLE               68500           7400
Emerson Electric Co.               COM    291011104      213      4000  SH          SOLE                4000
Exxon Mobil                        COM    30231G102     1254     13552  SH          SOLE               13052            500
                                                         813      8784  SH          OTHER                              8784
General Electric Co.               COM    369604103     3129     75571  SH          SOLE               71711           3860
                                                         618     14928  SH          OTHER                             14928
HSBC Holdings                      COM    404280406      205      2213  SH          SOLE                1713            500
Hewlett Packard                    COM    428236103     1434     28800  SH          SOLE               24600           4200
IBM                                COM    459200101     1903     16152  SH          SOLE               14652           1500
                                                         125      1064  SH          OTHER                              1064
ING Groep NV                       COM    456837103     2867     64700  SH          SOLE               62200           2500
Intel Corp.                        COM    458140100     2573     99500  SH          SOLE               92500           7000
                                                          39      1500  SH          OTHER                              1500
JP Morgan Chase                    COM    46625H100     1851     40400  SH          SOLE               38400           2000
Johnson & Johnson                  COM    478160104     3765     57300  SH          SOLE               53100           4200
KLA Tencor Corp.                   COM    482480100     1785     32000  SH          SOLE               29100           2900
Marsh & McLennan Companies Inc     COM    571748102      858     33644  SH          OTHER                             33644
Masco Corp.                        COM    574599106     1302     56200  SH          SOLE               51700           4500
Microsoft Corp.                    COM    594918104     1688     57300  SH          SOLE               53700           3600
                                                          94      3200  SH          OTHER                              3200
Molson Coors Brewery               COM    60871R209     1894     19000  SH          SOLE               17400           1600
Motorola, Inc.                     COM    620076109     2498    134800  SH          SOLE              125200           9600
National City Corp.                COM    635405103     2357     93948  SH          SOLE               86000           7948
                                                         125      5000  SH          OTHER                              5000
PepsiCo Inc.                       COM    713448108      293      4000  SH          SOLE                4000
Plum Creek Timber                  COM    729251108     1678     37500  SH          SOLE               34500           3000
Procter & Gamble Company           COM    742718109      521      7400  SH          SOLE                6800            600
Progressive Corp.-Ohio             COM    743315103     1940     99972  SH          SOLE               97472           2500
                                                       19436   1001336  SH          OTHER             989336          12000
Royal Dutch Shell                  COM    780259206     1068     13000  SH          SOLE               13000
Schlumberger Ltd.                  COM    806857108      262      2500  SH          SOLE                1500           1000
Stryker Corp.                      COM    863667101     9629    140044  SH          SOLE              132844           7200
                                                         688     10000  SH          OTHER                             10000
Symantec Corp.                     COM    871503108      659     34000  SH          SOLE               31000           3000
Toyota Motor                       COM    892331307     2010     17200  SH          SOLE               15700           1500
                                                          58       500  SH          OTHER                               500
Unilever PLC                       COM    904767704     2458     77600  SH          SOLE               71880           5720
                                                          86      2700  SH          OTHER                              2700
Washington Post 'B'                COM    939640108      803      1000  SH          SOLE                1000
Wyeth                              COM    983024100       40       900  SH          SOLE                                900
                                                         267      6000  SH          OTHER                              6000
Deutsche Bank Capital Funding      PFD    25153Y206      336     14000  SH          SOLE               14000
ING Groep NV 6.2% SER              PFD    456837400     1232     57000  SH          SOLE               47000          10000